June 24, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard International Equity Index Funds (the Trust)
File No. 33-32548

Commissioners:

Enclosed is the 66th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this amendment is to add a new series to the Trust. The new series, which will offer Investor, Signal, Institutional, and ETF Shares, will be known as Vanguard Global ex-U.S. Real Estate Index Fund. The outside front cover of the Fund’s prospectuses will include the pre-effective language required by Rule 481(b)(2).

Pursuant to the requirements of Rule 485(a)(2), we have designated an effective date of September 9, 2010 for this amendment. Within the next seventy-five (75) days, Vanguard will also be submitting a Rule 485(b) filing which will include text addressing SEC staff comments and updated exhibits to the Trust’s Registration Statement. Pursuant to Rule 485(d)(2), Vanguard will designate the same effective date for the Rule 485(b) filing, so it goes effective concurrently with this Rule 485(a) filing, on September 9, 2010.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.

U.S. Securities and Exchange Commission